May 4, 2000





         SECURITIES AND EXCHANGE COMMISSION
         Judiciary Plaza
         450 Fifth St., N.W.
         Washington, DC  20549


         RE:Liberty-Stein Roe Funds Municipal Trust File Nos:(2-99356)(811-4367)
            Stein Roe Intermediate Municipals Fund


         Dear Sir/Madam:

         Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplement dated May 4, 2000, which is now being used in connection with the public offering and sale of shares of the Stein Roe Intermediate Municipals Fund (the "Fund"). Please be advised that the Statement of Additional Information and Annual Report (each of which was filed via EDGAR) of the Fund have not been revised since the date of the last filing.


         Sincerely,


         Liberty-Stein Roe Funds Municipal Trust



         Suzan Barron
         Assistant Secretary


         Enclosures

         CC: Cameron  Avery, Bell, Boyd & Lloyd
         J. DiMaria, (PWC)
         William Loring
         Deborah Smith (2)
         Blue Sky
         Marlys Jarstfer (2)



                     Stein Roe Intermediate Municipals Fund
               a series of Liberty-Stein Roe Funds Municipal Trust

                 Supplement to Prospectus dated November 1, 1999
                                             ------------------------


         Effective May 1, 2000, the Fund's Prospectus is amended as follows:

         William C. Loring has replaced Joanne T. Costopoulos as Portfolio Manager of the Fund.

         As a result, the caption PORTFOLIO MANAGERS is revised as follows:

         William C. Loring joined Stein Roe in November 1998 as a co-portfolio manager of the Stein Roe Managed Municipals Fund. Since 1986, he has managed various other Colonial tax-exempt funds including the Colonial Tax-Exempt Fund since May 1997 and the Colonial Intermediate Tax-Exempt Fund since 1993. Mr. Loring is jointly employed as a senior vice president by both Colonial and Stein Roe and has a bachelor's degree from Bowdoin College.



                                                              May 4, 2000



         Job Code SO-36/307B0500